Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	For the Year Ended December 31,
	2015	2014	2013
	(in thousands, expect per share amounts)
Numerator:
Net income (loss) applicable to common stockholders—basic and diluted	$24,174	$(31,754)	$(6,452)
Denominator:
Weighted average shares outstanding - basic	21,152	15,842	1,292
Dilutive stock options	1,105	—	—
Dilutive warrants	10	—	—
Weighted average shares outstanding - diluted	22,267	15,842	1,292
Net income (loss) per share applicable to common stockholders:
Basic	$1.14	$(2.00)	$(4.99)
Diluted	$1.09	$(2.00)	$(4.99)
Anti-dilutive potential common stock equivalents excluded from the calculation of net income (loss) per share:
Stock options	429	1,174	1,349
Warrants	61	71	71
Redeemable convertible preferred stock	—	—	9,920